Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 7,907,329	$ 8,161,129
Investments carried under the equity method	127,619	139,925
Current financial investments	183,098	218,577
Cash and cash equivalents (project companies)	690,172	562,795	$ 654,618	$ 631,542
Total assets	9,519,171	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,777,192	4,852,348
Grants and other liabilities	1,622,257	1,641,752
Long-term and short-term corporate debt	807,347	723,791
Total liabilities	7,950,041	7,944,959
Equity	1,569,130	1,714,856	$ 1,665,003	$ 1,756,112
Total liabilities and equity	9,519,171	9,659,815
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,238,914	3,299,198
Investments carried under the equity method	79,526	90,847
Current financial investments	123,186	159,267
Cash and cash equivalents (project companies)	182,423	181,458
Total assets	3,624,049	3,730,771
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,689,143	1,676,251
Grants and other liabilities	1,483,240	1,490,679
Total liabilities	3,172,383	3,166,930
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,170,544	1,186,552
Investments carried under the equity method	0	0
Current financial investments	27,814	29,190
Cash and cash equivalents (project companies)	80,417	80,909
Total assets	1,278,774	1,296,652
Liabilities allocated [Abstract]
Long-term and short-term project debt	886,319	884,835
Grants and other liabilities	12,615	12,864
Total liabilities	898,934	897,699
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,497,872	3,675,379
Investments carried under the equity method	48,093	49,078
Current financial investments	20,084	20,673
Cash and cash equivalents (project companies)	271,906	234,097
Total assets	3,837,955	3,979,227
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,201,730	2,291,262
Grants and other liabilities	126,402	138,209
Total liabilities	2,328,132	2,429,471
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,907,329	8,161,129
Investments carried under the equity method	127,619	139,925
Current financial investments	171,084	209,131
Cash and cash equivalents (project companies)	534,746	496,464
Total assets	8,740,778	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,777,192	4,852,348
Grants and other liabilities	1,622,257	1,641,752
Total liabilities	6,399,449	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	249,189	239,553
Other current assets (including cash and cash equivalents at holding company level)	529,204	413,613
Total assets	778,393	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	807,347	723,791
Other non-current liabilities	588,523	564,855
Other current liabilities	154,722	162,213
Total liabilities	1,550,592	1,450,859
Equity	1,569,130	1,714,856
Total liabilities and equity	$ 3,119,722	$ 3,165,715